Leases - Summary of Other Lease Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Supplemental Cash Flow Information
Cash paid for amounts in the measurement of operating lease liabilities	$ 4,226	$ 4,527